STOCK-BASED COMPENSATION - Nonvested Restricted and Performance Stock Unit Activity (Details) - shares shares in Thousands	4 Months Ended
	Jan. 03, 2021	Aug. 26, 2020
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumption of 2015 Plan from SunPower		1,071
Shares
Granted	116
Vested	(19)
Forfeited	(10)
Outstanding as of January 3, 2021	1,158
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumption of 2015 Plan from SunPower		112
Shares
Granted	0
Vested	0
Forfeited	0
Outstanding as of January 3, 2021	112